9. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of net deferred tax assets
	December 31, 2017	December 31, 2016
Operating loss carryforwards	$1,542,562	$672,656
Depreciation & amortization	(2,876)	(2,480)
Loss on impairment	(22,460)	(22,460)
Stock-based compensation	(182,986)	(117,416)
Total Deferred Tax Assets	1,334,240	530,300
Valuation allowance	(1,334,240)	(530,300)
Net Deferred Tax Asset	$–	$–

Reconciliation of income taxes
	December 31, 2017	December 31, 2016
Tax at statutory rate (34%)	$(869,906)	$(406,233)
Non-deductible expenses	65,966	118,465
Change in valuation allowance	803,940	287,768
State tax benefit, net of federal tax effect	–	–
Provision for Income Taxes	$–	$–